Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Matthews International Funds
Entity Central Index Key	0000923184
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000093221 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Institutional Class
Trading Symbol	MIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.18%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 707,096,808
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$707,096,808
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	64.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002785 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Investor Class
Trading Symbol	MAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.31%*
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%	[2]
Net Assets	$ 707,096,808
Holdings Count | Holding	72
Investment Company Portfolio Turnover	64.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$707,096,808
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	64.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093224 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Institutional Class
Trading Symbol	MICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[3]
Net Assets	$ 378,194,465
Holdings Count | Holding	63
Investment Company Portfolio Turnover	15.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$378,194,465
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	15.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Investor Class
Trading Symbol	MCHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.29%*
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[4]
Net Assets	$ 378,194,465
Holdings Count | Holding	63
Investment Company Portfolio Turnover	15.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$378,194,465
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	15.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093225 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Institutional Class
Trading Symbol	MIJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.10%*
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[5]
Net Assets	$ 682,321,541
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$682,321,541
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	51.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Investor Class
Trading Symbol	MJFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.17%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[6]
Net Assets	$ 682,321,541
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$682,321,541
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	51.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093226 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Institutional Class
Trading Symbol	MITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.19%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%	[7]
Net Assets	$ 286,211,376
Holdings Count | Holding	58
Investment Company Portfolio Turnover	50.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$286,211,376
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	50.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Investor Class
Trading Symbol	MATFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.31%*
*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[8]
Net Assets	$ 286,211,376
Holdings Count | Holding	58
Investment Company Portfolio Turnover	50.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$286,211,376
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	50.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093227 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Institutional Class
Trading Symbol	MIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.20%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[9]
Net Assets	$ 209,146,328
Holdings Count | Holding	79
Investment Company Portfolio Turnover	43.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$209,146,328
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002793 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Investor Class
Trading Symbol	MPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.38%*
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[10]
Net Assets	$ 209,146,328
Holdings Count | Holding	79
Investment Company Portfolio Turnover	43.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$209,146,328
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093228 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Institutional Class
Trading Symbol	MIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[11]
Net Assets	$ 788,147,516
Holdings Count | Holding	71
Investment Company Portfolio Turnover	31.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,147,516
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	31.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002794 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Investor Class
Trading Symbol	MINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[12]
Net Assets	$ 788,147,516
Holdings Count | Holding	71
Investment Company Portfolio Turnover	31.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$788,147,516
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	31.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093229 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Institutional Class
Trading Symbol	MIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.13%*
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[13]
Net Assets	$ 560,144,914
Holdings Count | Holding	64
Investment Company Portfolio Turnover	49.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$560,144,914
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	49.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000038018 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Investor Class
Trading Symbol	MAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.26%*
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[14]
Net Assets	$ 560,144,914
Holdings Count | Holding	64
Investment Company Portfolio Turnover	49.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$560,144,914
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	49.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093230 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.17%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[15]
Net Assets	$ 512,689,484
Holdings Count | Holding	74
Investment Company Portfolio Turnover	15.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$512,689,484
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	15.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000068052 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Investor Class
Trading Symbol	MSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%*
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%	[16]
Net Assets	$ 512,689,484
Holdings Count | Holding	74
Investment Company Portfolio Turnover	15.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$512,689,484
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	15.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093231 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Institutional Class
Trading Symbol	MICDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.20%*
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[17]
Net Assets	$ 90,371,597
Holdings Count | Holding	40
Investment Company Portfolio Turnover	28.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,371,597
Total number of portfolio holdings	40
Portfolio turnover rate for the reporting period	28.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000081250 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Investor Class
Trading Symbol	MCDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.34%*
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[18]
Net Assets	$ 90,371,597
Holdings Count | Holding	40
Investment Company Portfolio Turnover	28.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,371,597
Total number of portfolio holdings	40
Portfolio turnover rate for the reporting period	28.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000195803 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.20%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[19]
Net Assets	$ 62,281,859
Holdings Count | Holding	57
Investment Company Portfolio Turnover	11.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$62,281,859
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	11.8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000101279 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Investor Class
Trading Symbol	MCSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.43%*
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[20]
Net Assets	$ 62,281,859
Holdings Count | Holding	57
Investment Company Portfolio Turnover	11.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$62,281,859
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	11.8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154926 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Institutional Class
Trading Symbol	MISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[21]
Net Assets	$ 209,956,166
Holdings Count | Holding	60
Investment Company Portfolio Turnover	29.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$209,956,166
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	29.9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154925 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Investor Class
Trading Symbol	MASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.40%*
*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[22]
Net Assets	$ 209,956,166
Holdings Count | Holding	60
Investment Company Portfolio Turnover	29.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$209,956,166
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	29.9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219130 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[23]
Net Assets	$ 251,588,765
Holdings Count | Holding	77
Investment Company Portfolio Turnover	63.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$251,588,765
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219129 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.10%*
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[24]
Net Assets	$ 251,588,765
Holdings Count | Holding	77
Investment Company Portfolio Turnover	63.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$251,588,765
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Active ETF
Class Name	Matthews Emerging Markets Equity Active ETF
Trading Symbol	MEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$41	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[25]
Net Assets	$ 39,528,730
Holdings Count | Holding	70
Investment Company Portfolio Turnover	70.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$39,528,730
Total number of portfolio holdings	70
Portfolio turnover rate for the reporting period	70.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.5%
HDFC Bank, Ltd.	3.0%
NetEase, Inc.	2.5%
JD.com, Inc.	2.3%
Itau Unibanco Holding SA	2.3%
Samsung Electronics Co., Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.1%
Hana Financial Group, Inc.	2.1%
China Merchants Bank Co., Ltd.	2.1%
TOTAL	34.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.5%
HDFC Bank, Ltd.	3.0%
NetEase, Inc.	2.5%
JD.com, Inc.	2.3%
Itau Unibanco Holding SA	2.3%
Samsung Electronics Co., Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.1%
Hana Financial Group, Inc.	2.1%
China Merchants Bank Co., Ltd.	2.1%
TOTAL	34.4%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Active ETF
Class Name	Matthews Asia Innovators Active ETF
Trading Symbol	MINV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$42	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[26]
Net Assets	$ 63,740,787
Holdings Count | Holding	59
Investment Company Portfolio Turnover	54.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$63,740,787
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	54.8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	43.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	43.9%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Active ETF
Class Name	Matthews China Active ETF
Trading Symbol	MCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$41	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[27]
Net Assets	$ 20,579,534
Holdings Count | Holding	64
Investment Company Portfolio Turnover	17.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$20,579,534
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	17.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	9.4%
Alibaba Group Holding, Ltd.	8.0%
China Merchants Bank Co., Ltd.	4.8%
China Construction Bank Corp.	4.6%
JD.com, Inc.	3.7%
PDD Holdings, Inc.	3.5%
Meituan	3.0%
Ping An Insurance Group Co. of China, Ltd.	2.9%
DiDi Global, Inc. ADR	2.9%
New China Life Insurance Co., Ltd.	2.8%
TOTAL	45.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Tencent Holdings, Ltd.	9.4%
Alibaba Group Holding, Ltd.	8.0%
China Merchants Bank Co., Ltd.	4.8%
China Construction Bank Corp.	4.6%
JD.com, Inc.	3.7%
PDD Holdings, Inc.	3.5%
Meituan	3.0%
Ping An Insurance Group Co. of China, Ltd.	2.9%
DiDi Global, Inc. ADR	2.9%
New China Life Insurance Co., Ltd.	2.8%
TOTAL	45.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000240350 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets ex China Active ETF
Class Name	Matthews Emerging Markets ex China Active ETF
Trading Symbol	MEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$42	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[28]
Net Assets	$ 35,371,803
Holdings Count | Holding	77
Investment Company Portfolio Turnover	63.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$35,371,803
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Samsung Electronics Co., Ltd.	4.0%
HDFC Bank, Ltd.	2.4%
ICICI Bank, Ltd.	2.3%
Bandhan Bank, Ltd.	2.0%
PT Indosat Tbk	1.8%
NAVER Corp.	1.7%
SK Hynix, Inc.	1.7%
Grab Holdings, Ltd.	1.6%
Bharti Airtel, Ltd.	1.6%
TOTAL	31.8%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Samsung Electronics Co., Ltd.	4.0%
HDFC Bank, Ltd.	2.4%
ICICI Bank, Ltd.	2.3%
Bandhan Bank, Ltd.	2.0%
PT Indosat Tbk	1.8%
NAVER Corp.	1.7%
SK Hynix, Inc.	1.7%
Grab Holdings, Ltd.	1.6%
Bharti Airtel, Ltd.	1.6%
TOTAL	31.8%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000241856 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Korea Active ETF
Class Name	Matthews Korea Active ETF
Trading Symbol	MKOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$46	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.79%	[29]
Net Assets	$ 57,503,881
Holdings Count | Holding	44
Investment Company Portfolio Turnover	26.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$57,503,881
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	26.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
SK Hynix, Inc.	9.7%
Samsung Electronics Co., Ltd.	7.8%
Samsung Electronics Co., Ltd., Pfd.	7.3%
NAVER Corp.	4.5%
KB Financial Group, Inc.	4.5%
Hana Financial Group, Inc.	4.4%
HD HYUNDAI MIPO	3.2%
SK Square Co., Ltd.	3.1%
KT&G Corp.	3.0%
Samsung Biologics Co., Ltd.	2.9%
TOTAL	50.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
SK Hynix, Inc.	9.7%
Samsung Electronics Co., Ltd.	7.8%
Samsung Electronics Co., Ltd., Pfd.	7.3%
NAVER Corp.	4.5%
KB Financial Group, Inc.	4.5%
Hana Financial Group, Inc.	4.4%
HD HYUNDAI MIPO	3.2%
SK Square Co., Ltd.	3.1%
KT&G Corp.	3.0%
Samsung Biologics Co., Ltd.	2.9%
TOTAL	50.4%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245019 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Active ETF
Class Name	Matthews Emerging Markets Sustainable Future Active ETF
Trading Symbol	EMSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$42	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[30]
Net Assets	$ 28,827,281
Holdings Count | Holding	58
Investment Company Portfolio Turnover	27.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$28,827,281
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	27.8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Meituan	5.3%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.9%
Indus Towers, Ltd.	3.4%
Full Truck Alliance Co., Ltd.	3.2%
YDUQS Participacoes SA	2.6%
Elite Material Co., Ltd.	2.6%
Swiggy, Ltd.	2.5%
TOTAL	43.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Bandhan Bank, Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Meituan	5.3%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.9%
Indus Towers, Ltd.	3.4%
Full Truck Alliance Co., Ltd.	3.2%
YDUQS Participacoes SA	2.6%
Elite Material Co., Ltd.	2.6%
Swiggy, Ltd.	2.5%
TOTAL	43.9%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245020 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Active ETF
Class Name	Matthews Pacific Tiger Active ETF
Trading Symbol	ASIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$41	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[31]
Net Assets	$ 36,432,690
Holdings Count | Holding	76
Investment Company Portfolio Turnover	83.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$36,432,690
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	5.8%
China Merchants Bank Co., Ltd.	3.8%
Alibaba Group Holding, Ltd.	3.8%
KB Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	3.1%
Bharti Airtel, Ltd.	2.8%
SK Hynix, Inc.	2.7%
Sea, Ltd.	2.5%
Eternal, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	5.8%
China Merchants Bank Co., Ltd.	3.8%
Alibaba Group Holding, Ltd.	3.8%
KB Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	3.1%
Bharti Airtel, Ltd.	2.8%
SK Hynix, Inc.	2.7%
Sea, Ltd.	2.5%
Eternal, Ltd.	2.5%
TOTAL	42.3%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245021 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Active ETF
Class Name	Matthews India Active ETF
Trading Symbol	INDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$39	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[32]
Net Assets	$ 14,470,496
Holdings Count | Holding	63
Investment Company Portfolio Turnover	38.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$14,470,496
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	38.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.6%
Shriram Finance, Ltd.	4.7%
Bajaj Finance, Ltd.	4.4%
Swiggy, Ltd.	4.4%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.7%
Bharti Airtel, Ltd.	3.4%
Cholamandalam Investment and Finance Co., Ltd.	2.8%
TOTAL	47.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.6%
Shriram Finance, Ltd.	4.7%
Bajaj Finance, Ltd.	4.4%
Swiggy, Ltd.	4.4%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.7%
Bharti Airtel, Ltd.	3.4%
Cholamandalam Investment and Finance Co., Ltd.	2.8%
TOTAL	47.5%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245022 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Active ETF
Class Name	Matthews Japan Active ETF
Trading Symbol	JPAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$42	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[33]
Net Assets	$ 5,555,717
Holdings Count | Holding	50
Investment Company Portfolio Turnover	60.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,555,717
Total number of portfolio holdings	50
Portfolio turnover rate for the reporting period	60.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.5%
Mitsubishi UFJ Financial Group, Inc.	4.4%
Hitachi, Ltd.	4.3%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.2%
Shin-Etsu Chemical Co., Ltd.	3.1%
Ajinomoto Co., Inc.	3.1%
ITOCHU Corp.	2.9%
Mitsui Fudosan Co., Ltd.	2.9%
TOTAL	38.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.5%
Mitsubishi UFJ Financial Group, Inc.	4.4%
Hitachi, Ltd.	4.3%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.2%
Shin-Etsu Chemical Co., Ltd.	3.1%
Ajinomoto Co., Inc.	3.1%
ITOCHU Corp.	2.9%
Mitsui Fudosan Co., Ltd.	2.9%
TOTAL	38.3%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245023 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Active ETF
Class Name	Matthews Asia Dividend Active ETF
Trading Symbol	ADVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$42	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[34]
Net Assets	$ 3,566,986
Holdings Count | Holding	67
Investment Company Portfolio Turnover	48.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,566,986
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	48.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	8.3%
Tencent Holdings, Ltd.	4.7%
Hana Financial Group, Inc.	3.2%
ITOCHU Corp.	2.2%
NEC Corp.	2.0%
AIA Group, Ltd.	2.0%
Ajinomoto Co., Inc.	1.8%
Commonwealth Bank of Australia	1.8%
HDFC Bank, Ltd.	1.8%
NetEase, Inc.	1.7%
TOTAL	29.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	8.3%
Tencent Holdings, Ltd.	4.7%
Hana Financial Group, Inc.	3.2%
ITOCHU Corp.	2.2%
NEC Corp.	2.0%
AIA Group, Ltd.	2.0%
Ajinomoto Co., Inc.	1.8%
Commonwealth Bank of Australia	1.8%
HDFC Bank, Ltd.	1.8%
NetEase, Inc.	1.7%
TOTAL	29.5%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247849 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Discovery Active ETF
Class Name	Matthews Emerging Markets Discovery Active ETF
Trading Symbol	MEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$46	0.89%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[35]
Net Assets	$ 18,797,035
Holdings Count | Holding	77
Investment Company Portfolio Turnover	19.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$18,797,035
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	19.3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	4.8%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.4%
Radico Khaitan, Ltd.	2.3%
Full Truck Alliance Co., Ltd.	2.3%
Grupo SBF SA	2.3%
Cartrade Tech, Ltd.	2.2%
Elite Material Co., Ltd.	1.9%
TOTAL	33.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	4.8%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.4%
Radico Khaitan, Ltd.	2.3%
Full Truck Alliance Co., Ltd.	2.3%
Grupo SBF SA	2.3%
Cartrade Tech, Ltd.	2.2%
Elite Material Co., Ltd.	1.9%
TOTAL	33.9%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247850 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Discovery Active ETF
Class Name	Matthews China Discovery Active ETF
Trading Symbol	MCHS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Discovery Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$47	0.89%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[36]
Net Assets	$ 2,313,414
Holdings Count | Holding	57
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,313,414
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	15.0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
NetEase Cloud Music, Inc.	4.5%
Hongfa Technology Co., Ltd.	3.6%
Atour Lifestyle Holdings, Ltd.	3.3%
DPC Dash, Ltd.	3.2%
ACM Research, Inc.	2.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	2.7%
Tongcheng Travel Holdings, Ltd.	2.7%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.	2.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.5%
Full Truck Alliance Co., Ltd.	2.5%
TOTAL	30.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
NetEase Cloud Music, Inc.	4.5%
Hongfa Technology Co., Ltd.	3.6%
Atour Lifestyle Holdings, Ltd.	3.3%
DPC Dash, Ltd.	3.2%
ACM Research, Inc.	2.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	2.7%
Tongcheng Travel Holdings, Ltd.	2.7%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.	2.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.5%
Full Truck Alliance Co., Ltd.	2.5%
TOTAL	30.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

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